Credit impairment charges (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Loans and advances, impairment charges		£ 1,957	£ 1,785		£ 2,654	[1]
Provision for undrawn contractually committed facilities and guarantees provided		71	(125)		13	[1]
Loan impairment, impairment charges		2,028	1,660		2,667	[1]
Loans and advances, recoveries	[2]	(124)	(195)		(334)	[1]
Provision for undrawn contractually committed facilities and guarantees provided, recoveries	[2]	0	0		0	[1]
Loans impairment, recoveries	[2]	(124)	(195)		(334)	[1]
Impairment charges		2,036	1,663		2,670	[1]
Recoveries	[2]	(124)	(195)		(334)	[1]
Credit impairment charges		1,912	1,468	[3]	2,336	[1],[3]
Loan commitments and financial guarantee contracts [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loan impairment, impairment charges		71
Credit impairment charges		71	(125)		13
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges		1,904	1,465		2,333
Financial investments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges		0	0		3	[1]
Recoveries	[2]	0	0		0	[1]
Credit impairment charges		0	0		3	[1]
Financial assets at fair value through other comprehensive income [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges		1	4		0	[1]
Recoveries	[2]	0	0		0	[1]
Credit impairment charges		1	4		0	[1]
Cash collateral and settlement balances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges		1	(1)		0	[1]
Recoveries	[2]	0	0		0	[1]
Credit impairment charges		1	(1)		0	[1]
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges		£ 1,833	£ 1,590		£ 2,320

[1]	The comparatives for 2017 are presented on an IAS 39 basis
[2]	Cash recoveries of previously written off amounts
[3]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1